Impairment losses	12 Months Ended
Mar. 31, 2024
Impairment losses
Impairment losses

4. Impairment losses

Impairment occurs when the carrying value of assets is greater than the present value of the net cash flows they are expected to generate. We review the carrying value of assets for each country in which we operate at least annually. For further details of our impairment review process see ‘Critical accounting judgements and key sources of estimation uncertainty’ in note 1 ‘Basis of preparation’ to the consolidated financial statements.

Accounting policies

Goodwill

Goodwill is not subject to amortisation but is tested for impairment annually or whenever there is an indication that the asset may be impaired.

For the purpose of impairment testing, assets are grouped at the lowest levels for which there are separately identifiable cash flows, known as cash-generating units. The determination of the Group’s cash-generating units is primarily based on the geographic area where the Group supplies communications services and products. If cash flows from assets within one jurisdiction are largely independent of the cash flows from other assets in that same jurisdiction and management monitors performance separately, multiple cash-generating units are identified within that geographic area.

If the recoverable amount of the cash-generating unit is less than the carrying amount of the unit, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro-rata on the basis of the carrying amount of each asset in the unit. Impairment losses recognised for goodwill are not reversible in subsequent periods.

The recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

Management prepares formal five year plans for the Group’s cash-generating units, which are the basis for the value in use calculations.

Property, plant and equipment, finite lived intangible assets and equity accounted investments

At each reporting period date, the Group reviews the carrying amounts of its property, plant and equipment, finite lived intangible assets and equity- accounted investments to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent, if any, of the impairment loss. Where it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs.

If the recoverable amount of an asset or cash-generating unit is estimated to be less than its carrying amount, the carrying amount of the asset or cash-generating unit is reduced to its recoverable amount and an impairment loss is recognised immediately in the Consolidated income statement.

4. Impairment losses (continued)

Where there has been a change in the estimates used to determine recoverable amount and an impairment loss subsequently reverses, the carrying amount of the asset or cash-generating unit is increased to the revised estimate of its recoverable amount, not to exceed the carrying amount that would have been determined had no impairment loss been recognised for the asset or cash-generating unit in prior years and an impairment loss reversal is recognised immediately in the consolidated income statement.

Impairment review

Following our annual impairment review, no impairments were recognised for any cash-generating units within the Group’s continuing operations in the current year. Refer to note 7 for cash-generating units recognised as 'Discontinued operations and assets held for sale' in the current year.

The Group recognised a reversal of the prior year impairment of €64 million in the consolidated income statement within operating profit relating to our investment in Indus Towers. Further detail on events that led to the recognition of this reversal is included on page 155.

Goodwill

The remaining carrying value of goodwill at 31 March was as follows:

	2024	2023
	€m	€m
Germany	20,335	20,335
Italy	–	2,481
Other	4,621	4,799
	24,956	27,615

4. Impairment losses (continued)

Key assumptions used in the value in use calculations

The key assumptions used in determining the value in use are:

Assumption	How determined
Projected adjusted EBITDAaL	Projected adjusted EBITDAaL has been based on past experience adjusted for the following:

– In Europe, mobile revenue is expected to benefit from increased usage as customers transition to higher data bundles, and new consumer and business products and services are introduced. Fixed revenue is forecast to grow as penetration is increased and more products and services are sold to customers;

– Outside of Europe, revenue is expected to continue to grow as the penetration of faster data-enabled devices rises along with higher data bundle attachment rates, and new products and services are introduced; and

– Margins are expected to be impacted by negative factors such as the cost of acquiring and retaining customers in increasingly competitive markets and by positive factors such as the efficiencies expected from the implementation of Group initiatives.

Projected capital expenditure

The cash flow forecasts for capital expenditure are based on past experience and include the ongoing capital expenditure required to maintain our networks, provide products and services in line with customer expectations, including of higher data volumes and speeds, and to meet the population coverage requirements of certain of the Group’s licences. In Europe, capital expenditure is required to roll out capacity-building next generation 5G and gigabit networks. Outside of Europe, capital expenditure will be required for the continued rollout of current and next generation mobile networks in emerging markets. Capital expenditure includes cash outflows for the purchase of owned property, plant and equipment and computer software.

Projected licence and spectrum payments

To enable the continued provision of products and services, the cash flow forecasts for licence and spectrum payments for each relevant cash-generating unit include amounts for expected renewals and newly available spectrum. Beyond the five year forecast period, a long-run cost of spectrum is assumed.

Long-term growth rate	For the purposes of the Group’s value in use calculations, a long‑term growth rate into perpetuity is applied immediately at the end of the five year forecast period and is based on the lower of:
– the nominal GDP growth rate forecasts for the country of operation; and
– the long-term compound annual growth rate in adjusted EBITDAaL as estimated by management.

Long-term compound annual growth rates determined by management may be lower than forecast nominal GDP growth rates due to the following market-specific factors: competitive intensity levels, maturity of business, regulatory environment or sector-specific inflation expectations.

Pre-tax discount rate

The pre-tax discount rate for each cash-generating unit is derived such that when applied to pre-tax cash flows it gives the same result as when the observable post-tax weighted average cost of capital is applied to post-tax cash flows.

The assumptions used to develop discount rates for each cash-generating unit are benchmarked to externally available data.
– The risk free rate is derived from an average yield of a ten year bond issued by the government in each cash-generating unit’s respective country of operations;

– The forward-looking equity market risk premium (an investor’s required rate of return over and above a risk free rate) is based on studies by independent economists, the long-term average equity market risk premium and the market risk premiums typically used by valuation practitioners;

– The asset beta reflecting the systematic risk of the telecommunications segment relative to the market as a whole is determined from betas observed for comparable listed telecommunications companies; and

– The region-specific leverage ratios are estimated from ratios observed for comparable listed telecommunications companies.
Each cash-generating unit’s discount rate is determined in nominal terms in order to match their nominal estimates of future cash flows.
Higher risk free interest rates and lower asset betas have, respectively, increased and decreased the cash-generating unit discount rates in the current year.

4. Impairment losses (continued)

Year ended 31 March 2024

The Group performs its annual impairment test for goodwill and indefinite lived intangible assets at 31 March and when there is an indicator of impairment of an asset. At each reporting period date, judgement is exercised by management in determining whether any internal or external sources of information observed are indicative that the carrying amount of any of the Group’s cash generating units is not recoverable. Refer to note 7 for cash-generating units recognised as 'Discontinued operations and assets held for sale' in the current year.

Climate change

As a large owner of infrastructure and consumer of energy, the Group has exposure to climate change related risks such as energy cost increases, asset damage and service disruption. The long range plans used in the Group’s impairment testing include forecast energy costs and other costs that are embedded in the planning process to deliver the Group’s zero carbon targets. The long range plans also include capital expenditure in relation to the Group’s use of durable and energy efficient infrastructure and the costs of the Group’s extensive and ongoing network maintenance programme. Climate change has not had a material impact on the outcome of the Group’s impairment testing.

Indus Towers Limited

Management determines the recoverable amount of the Group’s investment in Indus Towers on a fair value less costs to sell basis. Indus Towers’ share price is observable in a quoted market and is considered a level 1 input under the IFRS 13 fair value hierarchy. The share price of INR 291.15 per share implied a recoverable amount of INR 165 billion (€1.8 billion), which exceeds the carrying value of the Group’s investment at the same date. The increase in recoverable amount supports the reversal of the prior year impairment of €64 million.

Value in use assumptions

The table below shows key assumptions used in the value in use calculation for Germany as its carrying amount of goodwill is significant in comparison with the Group’s total carrying amount of goodwill:

Assumptions used in value in use calculations
Germany
%
Pre-tax discount rate	8.3
Long-term growth rate	1.0
Projected adjusted EBITDAaL CAGR[1]	2.4
Projected capital expenditure[2]	17.4-19.9

Sensitivity analysis

The estimated recoverable amounts of the Group’s operations in Germany and the UK exceed their carrying values by €2.3 billion and €1.6 billion respectively. If the assumptions used in the impairment review were changed to a greater extent than as presented in the following table, the changes would, in isolation, lead to an impairment loss being recognised for the year ended 31 March 2024.

	Change required for carrying value to equal recoverable amount
	Germany	UK
	pps	pps
Pre-tax discount rate	0.5	2.2
Long-term growth rate	(0.4)	(2.1)
Projected adjusted EBITDAaL CAGR[1]	(1.2)	(2.9)
Projected capital expenditure[2]	3.9	4.9

Notes:

1	Projected adjusted EBITDAaL CAGR is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.
2

Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

4. Impairment losses (continued)

Year ended 31 March 2023

The disclosures below for the year ended 31 March 2023 are as previously disclosed in the 31 March 2023 Annual Report.

The Group performs its annual impairment test for goodwill and indefinite lived intangible assets at 31 March and when there is an indicator of impairment of an asset. At each reporting period date judgement is exercised by management in determining whether any internal or external sources of information observed are indicative that the carrying amount of any of the Group’s cash generating units is not recoverable.

Climate change

As a large owner of infrastructure and consumer of energy, the Group has exposure to climate change related risks such as energy cost increases, asset damage and service disruption. The long range plans used in the Group’s impairment testing include forecast energy costs and other costs that are embedded in the planning process to deliver the Group’s zero carbon targets. The long range plans also include capital expenditure in relation to the Group’s use of durable and energy efficient infrastructure and the costs of the Group’s extensive and ongoing network maintenance programme. Climate change has not had a material impact on the outcome of the Group’s impairment testing.

Indus Towers Limited

The Group’s investment in Indus Towers was tested for impairment at 31 March 2023 following a decline in Indus Towers’ quoted share price in the current year. Management concluded that fair value less costs to sell is the appropriate basis to determine the recoverable amount of the Group’s investment. Indus Towers’ share price is observable in a quoted market and is considered a level 1 input under the IFRS 13 fair value hierarchy. The share price of INR 143.00 per share implied a recoverable amount of INR 81 billion (€0.9 billion) which was lower than the carrying value of the investment at the same date. An impairment charge of €64 million was recognised to reduce the carrying value of the Group’s investment to the recoverable amount in the Group’s consolidated statement of financial position.

Value in use assumptions

The table below shows key assumptions used in the value in use calculations, and separately presented cash-generating units for which the carrying amount of goodwill is significant in comparison with the Group’s total carrying amount of goodwill:

	Assumptions used in value in use calculations
	Germany	Italy
	%	%
Pre-tax discount rate	7.8	8.9
Long-term growth rate	0.6	1.5
Projected adjusted EBITDAaL CAGR[1]	1.8	1.0
Projected capital expenditure[2]	19.4-19.8	16.5-17.9

Sensitivity analysis

The estimated recoverable amounts of the Group’s operations in Germany, Italy, the UK, and Spain exceed their carrying values by €3.2 billion, €0.2 billion, €1.3 billion, and €0.4 billion respectively. If the assumptions used in the impairment review were changed to a greater extent than as presented in the following table, the changes would, in isolation, lead to an impairment loss being recognised for the year ended 31 March 2023.

	Change required for carrying value to equal recoverable amount
	Germany	Italy	UK	Spain
	pps	pps	pps	pps
Pre-tax discount rate	0.6	0.2	1.6	0.5
Long-term growth rate	(0.6)	(0.2)	(1.9)	(0.6)
Projected adjusted EBITDAaL CAGR[1]	(1.8)	(0.5)	(4.1)	(1.5)
Projected capital expenditure[2]	5.5	0.9	4.2	2.2

Notes:

1	Projected adjusted EBITDAaL CAGR is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.
2

Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

4. Impairment losses (continued)

For the Group’s operations in Italy and Spain management has prepared the following sensitivity analysis for changes in pre-tax discount rate and projected adjusted EBITDAaL CAGR[1] assumptions. The associated impact of the change in each key assumption does not consider any consequential impact on other assumptions used in the impairment review.

	Recoverable amount less carrying value
	Italy	Spain
	€bn	€bn
Base case as at 31 March 2023	0.2	0.4
Change in pre-tax discount rate
Decrease by 1pps	1.4	1.3
Increase by 1pps	(0.8)	(0.3)
Change in projected adjusted EBITDAaL CAGR[1]
Decrease by 5pps	(1.6)	(0.8)
Increase by 5pps	2.3	1.8

Note:

1	Projected adjusted EBITDAaL CAGR is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.

Year ended 31 March 2022

The disclosures below for the year ended 31 March 2022 are as previously disclosed in the 31 March 2022 Annual Report.

The Group performs its annual impairment test for goodwill and indefinite lived intangible assets at 31 March and when there is an indicator of impairment of an asset. At each reporting period date judgement is exercised by management in determining whether any internal or external sources of information observed are indicative that the carrying amount of any of the Group’s cash-generating units is not recoverable.

As a large owner of infrastructure and consumer of energy, the Group has exposure to climate change related risks such as energy cost increases, asset damage and service disruption. The long range plans used in the Group’s impairment testing include forecast energy costs and other costs that are embedded in the planning process to deliver the Group’s zero carbon targets. The long range plans also include capital expenditure in relation to the Group’s use of durable and energy efficient infrastructure and the costs of the Group’s extensive and ongoing network maintenance programme. Furthermore, the Group will continue to develop strong reactive initiatives to manage the unpredictable impacts of future climate-related risks. Climate change, therefore, has not had a material impact on the outcome of the Group’s impairment testing and the Group will continue to refine its approach to modelling climate-related risks and opportunities in the value in use calculations.

As the war in Ukraine continues, it is challenging to predict the full extent and duration of its impact on the economy and the Group’s businesses. However, to assess a potential impact of this on the Group’s impairment testing, management prepared scenario analysis based on adjustments to the long range plans for high level estimates of market risks impacted by the war. This analysis did not indicate a risk of impairment at 31 March 2022. Management will update the cash flows and assumptions used in the Group’s impairment testing at future reporting dates with latest best estimates.

No impairments were recognised for the Group’s cash-generating units during the year to 31 March 2022.

Value in use assumptions

The table below shows key assumptions used in the value in use calculations, and separately presented cash-generating units for which the carrying amount of goodwill is significant in comparison with the Group’s total carrying amount of goodwill:

	Assumptions used in value in use calculations
			Vantage Towers
	Germany	Italy	Germany	Other
	%	%	%	%
Pre-tax discount rate	7.4	9.3	6.1	6.2-22.5
Long-term growth rate	0.5	1.5	1.5	1.0-8.9
Projected adjusted EBITDAaL CAGR[1]	(0.1)	(0.2)	11.0	(5.4)-13.0
Projected capital expenditure[2]	19.6-21.8	15.0-16.3	32.0-62.1	10.0-51.4

Notes:

1	Projected adjusted EBITDAaL CAGR is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing. For the purposes of this disclosure, Italy’s adjusted EBITDAaL for the year ended 31 March 2022 excludes the TIM settlement.
2	Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

4. Impairment losses (continued)

Sensitivity analysis

The estimated recoverable amounts of the Group’s operations in Germany, Italy, the UK and Spain exceed their carrying values by €7.3 billion, €0.4 billion, €1.3 billion and €0.1 billion respectively. However, if the assumptions used in the impairment review were changed to a greater extent than as presented in the following table, the changes would, in isolation, lead to an impairment loss being recognised for the year ended 31 March 2022.

	Change required for carrying value to equal recoverable amount
	Germany	Italy	UK	Spain
	pps	pps	pps	pps
Pre-tax discount rate	1.4	0.3	1.3	0.1
Long-term growth rate	(1.4)	(0.3)	(1.5)	(0.1)
Projected adjusted EBITDAaL CAGR[1]	(4.1)	(0.9)	(3.1)	(0.4)
Projected capital expenditure[2]	12.6	1.8	4.3	0.5

For the Group’s operations in Germany, Italy, the UK and Spain management has considered the following reasonably possible changes in pre-tax discount rate, long-term growth rate and projected adjusted EBITDAaL CAGR[1] assumptions, leaving all other assumptions unchanged. The sensitivity analysis presented is prepared on the basis that the reasonably possible change in each key assumption would not have a consequential impact on other assumptions used in the impairment review. The associated impact on the impairment assessment is presented in the table below.

Management has concluded that no reasonably possible or foreseeable change in projected capital expenditure[2] would cause the difference between the carrying value and recoverable amount for any cash generating unit to be materially different to the base case disclosed below.

	Recoverable amount less carrying value
	Germany	Italy	UK	Spain
	€bn	€bn	€bn	€bn
Base case as at 31 March 2022	7.3	0.4	1.3	0.1
Change in pre-tax discount rate
Decrease by 1pps	14.9	1.7	2.8	1.0
Increase by 1pps	1.7	(0.7)	0.3	(0.6)
Change in long-term growth rate
Decrease by 1pps	1.6	(0.6)	0.4	(0.5)
Increase by 1pps	15.6	1.7	2.8	0.9
Change in projected adjusted EBITDAaL CAGR[1]
Decrease by 5pps	(1.4)	(1.6)	(0.7)	(1.1)
Increase by 5pps	17.9	2.8	3.8	1.5

Notes:

1

Projected adjusted EBITDAaL CAGR is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing. For the purposes of this disclosure, Italy’s adjusted EBITDAaL for the year ended 31 March 2022 excludes the TIM settlement.

2

Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.